Intangible Assets and Goodwill, Net - Summary of intangible assets and goodwill (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	$ 42,724,218	$ 43,328,954
Concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	15,166,067	15,166,067	$ 15,166,067
Goodwill
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	14,113,626	14,113,626	14,113,626
Intangible Assets with Finite Useful Lives
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	13,409,283	13,873,817
Intangible Assets with Finite Useful Lives | Trademarks
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	255,782	228,510
Intangible Assets with Finite Useful Lives | Concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	110,701	221,402
Intangible Assets with Finite Useful Lives | Licenses and software
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	4,692,574	4,015,219
Intangible Assets with Finite Useful Lives | Subscriber lists
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	1,546,264	2,150,433
Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	5,825,559	5,821,828
Intangible Assets with Finite Useful Lives | Other intangible assets
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	978,403	1,436,425
Intangible Assets with Indefinite Useful Lives
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	29,314,935	29,455,137
Intangible Assets with Indefinite Useful Lives | Trademarks
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	35,242	175,444
Intangible Assets with Indefinite Useful Lives | Concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	15,166,067	15,166,067
Intangible Assets with Indefinite Useful Lives | Goodwill
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	14,113,626	14,113,626
Cost
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	65,034,704	62,798,367
Cost | Intangible Assets with Finite Useful Lives
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	35,719,769	33,343,230	30,389,457
Cost | Intangible Assets with Finite Useful Lives | Trademarks
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	2,227,096	2,127,697	1,891,306
Cost | Intangible Assets with Finite Useful Lives | Concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	553,505	553,505	553,505
Cost | Intangible Assets with Finite Useful Lives | Licenses and software
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	13,139,480	10,858,388	9,065,582
Cost | Intangible Assets with Finite Useful Lives | Subscriber lists
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	8,804,334	8,782,852
Cost | Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	5,825,559	5,821,828	5,993,891
Cost | Intangible Assets with Finite Useful Lives | Other intangible assets
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	5,169,795	5,198,960	4,099,750
Cost | Intangible Assets with Indefinite Useful Lives
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	29,314,935	29,455,137	29,759,102
Cost | Intangible Assets with Indefinite Useful Lives | Trademarks
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	35,242	175,444	479,409
Cost | Intangible Assets with Indefinite Useful Lives | Concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	15,166,067	15,166,067	15,166,067
Cost | Intangible Assets with Indefinite Useful Lives | Goodwill
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	14,113,626	14,113,626	14,113,626
Accumulated Amortisation
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	(22,310,486)	(19,469,413)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	(22,310,486)	(19,469,413)	(17,085,043)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | Trademarks
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	(1,971,314)	(1,899,187)	(1,569,786)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | Concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	(442,804)	(332,103)	(221,402)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | Licenses and software
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	(8,446,906)	(6,843,169)	(5,934,647)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | Subscriber lists
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	(7,258,070)	(6,632,419)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net			(15,454)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | Other intangible assets
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	$ (4,191,392)	$ (3,762,535)	$ (3,235,503)